Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Cybersecurity risk management is an important part of our overall risk management efforts. We maintain a comprehensive process for identifying, assessing and managing material risks from cybersecurity threats. In addition to the cybersecurity risk management framework that is centrally designed and implemented across our businesses, certain of our businesses have also formulated more detailed cybersecurity risk management measures tailored to their operations.

The Compliance and Risk Committee of our board of directors is responsible for overseeing our overall compliance and risk management framework, including cybersecurity risk management. Our risk management committee, consisting of senior management team members across legal, finance, security, technology and other departments, oversees the implementation and operation of our compliance and risk management policies and procedures and review risk assessment reports. Among the risk management committee members, the head of Security Department has over 10 years of experience in the fields of data security and cybersecurity. Our risk management committee reports to the Compliance and Risk Committee on material regulatory developments, risk management measures and risk incidents, including those related to cybersecurity. In case a significant cybersecurity incident occurs, our risk management committee will review the information and issues involved, oversee the remedial procedures to be taken and report to the Compliance and Risk Committee as appropriate.

Led by our head of Security Department, our teams of dedicated cybersecurity, data security and technology professionals with extensive industry knowledge are responsible for detecting, tracking and remediating cybersecurity incidents, as well as assessing and mitigating cybersecurity threats, and reporting to the risk management committee as appropriate. As part of our cybersecurity risk management process, we regularly conduct application security assessments and vulnerability testings to prevent potential attacks and maintain a variety of incident response plans. In addition, we monitor industry trends on cybersecurity risks and may also obtain input on our system and network security from external intelligence teams and experts. We require all our employees to undertake data security training and compliance program annually and employees involved in app development and in the Security Department to take more specialized courses and obtain certification before product release. We operate mostly on our proprietary information systems, and in the few circumstances where we engage third-party service providers, we work closely with them to ensure their compliance with our cybersecurity standards.

We are not faced with any risks from cybersecurity threat that have materially affected or are reasonably likely to materially affect us, including our business, results of operations, or financial condition. However, despite the cybersecurity risk management procedures and measures that we have implemented, we still face risks of security breaches and attacks against our systems and network which may adversely affect our operation and result in data loss and leakage. For more information, see “Risk Factors—Risks Related to Our Business and Industry— Security breaches and attacks against our systems and network, and any potentially resulting breach or failure to otherwise protect personal, confidential and proprietary information, could damage our reputation and negatively impact our business, as well as materially and adversely affect our financial condition and results of operations” of the 2025 Hong Kong Annual Report (adjusted version).

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Compliance and Risk Committee of our board of directors is responsible for overseeing our overall compliance and risk management framework, including cybersecurity risk management. Our risk management committee, consisting of senior management team members across legal, finance, security, technology and other departments, oversees the implementation and operation of our compliance and risk management policies and procedures and review risk assessment reports. Among the risk management committee members, the head of Security Department has over 10 years of experience in the fields of data security and cybersecurity. Our risk management committee reports to the Compliance and Risk Committee on material regulatory developments, risk management measures and risk incidents, including those related to cybersecurity. In case a significant cybersecurity incident occurs, our risk management committee will review the information and issues involved, oversee the remedial procedures to be taken and report to the Compliance and Risk Committee as appropriate.

Led by our head of Security Department, our teams of dedicated cybersecurity, data security and technology professionals with extensive industry knowledge are responsible for detecting, tracking and remediating cybersecurity incidents, as well as assessing and mitigating cybersecurity threats, and reporting to the risk management committee as appropriate. As part of our cybersecurity risk management process, we regularly conduct application security assessments and vulnerability testings to prevent potential attacks and maintain a variety of incident response plans. In addition, we monitor industry trends on cybersecurity risks and may also obtain input on our system and network security from external intelligence teams and experts. We require all our employees to undertake data security training and compliance program annually and employees involved in app development and in the Security Department to take more specialized courses and obtain certification before product release. We operate mostly on our proprietary information systems, and in the few circumstances where we engage third-party service providers, we work closely with them to ensure their compliance with our cybersecurity standards
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Compliance and Risk Committee of our board of directors is responsible for overseeing our overall compliance and risk management framework, including cybersecurity risk management.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our risk management committee reports to the Compliance and Risk Committee on material regulatory developments, risk management measures and risk incidents, including those related to cybersecurity. In case a significant cybersecurity incident occurs, our risk management committee will review the information and issues involved, oversee the remedial procedures to be taken and report to the Compliance and Risk Committee as appropriate.
Cybersecurity Risk Role of Management [Text Block]	Cybersecurity risk management is an important part of our overall risk management efforts. We maintain a comprehensive process for identifying, assessing and managing material risks from cybersecurity threats. In addition to the cybersecurity risk management framework that is centrally designed and implemented across our businesses, certain of our businesses have also formulated more detailed cybersecurity risk management measures tailored to their operations.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our risk management committee, consisting of senior management team members across legal, finance, security, technology and other departments, oversees the implementation and operation of our compliance and risk management policies and procedures and review risk assessment reports.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	the head of Security Department has over 10 years of experience in the fields of data security and cybersecurity
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Led by our head of Security Department, our teams of dedicated cybersecurity, data security and technology professionals with extensive industry knowledge are responsible for detecting, tracking and remediating cybersecurity incidents, as well as assessing and mitigating cybersecurity threats, and reporting to the risk management committee as appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true